INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Revenues	$ 50,463	$ 49,202	$ 33,062
Restricted deposits	154	164
Michigan Joint Operation [Member]
Disclosure of joint ventures [line items]
Revenues	42,491	49,779	24,665
Company share of Joint Venture net assets (liabilities)	667	745
Outstanding amount	1,300	1,700
Michigan Joint Operation [Member] | Development Services [Member]
Disclosure of joint ventures [line items]
Revenues	1,400	1,400	1,000
Michigan Joint Operation [Member] | Royalty Revenues [Member]
Disclosure of joint ventures [line items]
Revenues	1,600	1,900	1,000
Neopollard Interactive Llc [Member]
Disclosure of joint ventures [line items]
Revenues	64,032	18,032	3,740
Restricted deposits	3,800	3,800	2,000	$ 1,100
Company share of Joint Venture net assets (liabilities)	(830)	(1,025)
Outstanding amount	2,397	1,477
Neopollard Interactive Llc [Member] | Development Services [Member]
Disclosure of joint ventures [line items]
Revenues	$ 7,600	$ 4,400	$ 2,900